Consolidated Statements of Operations $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares		Dec. 31, 2020 USD ($) $ / shares
Operating revenues:
Fare revenues		$ 1,661,176	$ 1,265,980	[1]	$ 626,909	[1]
Other passenger revenues		1,078,251	866,944	[1]	415,997	[1]
Passenger revenues		2,739,427	2,132,924	[1]	1,042,906	[1]
Other non-passenger revenues		92,977	76,872	[1]	41,841	[1]
Cargo		14,786	11,882	[1]	9,647	[1]
Non-derivative financial instruments	[1]		(21,378)		(19,408)
Operating revenues		2,847,190	2,200,300	[1]	1,074,986	[1]
Other operating income		(25,066)	(10,758)	[1]	(33,619)	[1]
Fuel expense, net		1,299,254	609,390	[1]	321,541	[1]
Landing, take-off and navigation expenses		379,108	296,831	[1]	195,989	[1]
Depreciation of right of use assets		320,443	269,351	[1]	236,417	[1]
Salaries and benefits		283,089	239,215	[1]	163,776	[1]
Aircraft and engine variable lease expenses		124,532	83,373	[1]	85,957	[1]
Sales, marketing and distribution expenses		124,287	96,705	[1]	86,705	[1]
Other operating expenses		102,585	65,858	[1]	54,413	[1]
Maintenance expenses		97,783	96,256	[1]	55,227	[1]
Depreciation and amortization		97,486	57,049	[1]	42,098	[1]
Operating income (loss)		43,689	397,030	[1]	(133,518)	[1]
Finance income		12,902	3,531	[1]	4,784	[1]
Finance cost		(192,535)	(139,374)	[1]	(138,320)	[1]
Foreign exchange gain (loss), net		3,581	(124,161)	[1]	13,601	[1]
(Loss) income before income tax		(132,363)	137,026	[1]	(253,453)	[1]
Income tax benefit (expense)		52,139	(30,573)	[1]	61,731	[1]
Net (loss) income		$ (80,224)	$ 106,453	[1]	$ (191,722)	[1]
(Loss) earnings per share basic: | (per share)		$ (0.069)	$ 0.092		$ (0.191)
(Loss) earnings per share diluted: | (per share)		$ (0.069)	$ 0.091		$ (0.188)

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.